Finance income (expense) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Cost Income [Abstract]
Schedule of company's incurred finance income (expense)
During the years ended December 31, 2022, 2021 and 2020 the Company earned finance income (incurred finance expense) as follows:

Year ended December 31	2022	2021	2020
Interest income	$10	$78	$43
Remeasurement of royalty obligation	(169)	(262)	953
Accretion of acquisition payable	(44)	(96)	(155)
Change in fair value of contingent consideration	—	(178)	(6)
Bank charges and other interest	(26)	(29)	(21)
Finance expense from lease obligation	23	(38)	(49)

	$(206)	$(525)	$765

Schedule of company's paid finance income (expense)
During the years ended December 31, 2022, 2021 and 2020, the Company received (paid) finance income (expense) as follows:

Year ended December 31	2022	2021	2020
Interest received	$10	$78	$43
Other interest, net and banking fees	(26)	(29)	(21)

	$(16)	$49	$22